Note 20 - Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss by Component (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance		$ 360,576
Net current period other comprehensive income (loss)		53	$ (5,190)	$ 4,509
Balance		425,513	360,576
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance		(21,966)	(16,423)	(23,107)
Other comprehensive income (loss) before reclassifications		2,497	(5,077)	7,221
Amounts reclassified from accumulated other comprehensive income (loss)		(21)	(466)	(537)
Net current period other comprehensive income (loss)		2,476	(5,543)	6,684
Balance		(19,490)	(21,966)	(16,423)
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Balance		2,729	3,960	5,539
Other comprehensive income (loss) before reclassifications		(1,823)	(1,231)	(1,579)
Amounts reclassified from accumulated other comprehensive income (loss)		0	0	0
Net current period other comprehensive income (loss)		(1,823)	(1,231)	(1,579)
Balance		906	2,729	3,960
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
Balance		21	19	18
Other comprehensive income (loss) before reclassifications		0	2	1
Amounts reclassified from accumulated other comprehensive income (loss)		0	0	0
Net current period other comprehensive income (loss)		0	2	1
Balance		21	21	19
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance		1,989	407	1,004
Other comprehensive income (loss) before reclassifications		(710)	1,644	(542)
Amounts reclassified from accumulated other comprehensive income (loss)	[1]	110	(62)	(55)
Net current period other comprehensive income (loss)		(600)	1,582	(597)
Balance		1,389	1,989	407
AOCI Attributable to Parent [Member]
Balance		(17,227)	(12,037)	(16,546)
Other comprehensive income (loss) before reclassifications		(36)	(4,662)	5,101
Amounts reclassified from accumulated other comprehensive income (loss)		89	(528)	(592)
Net current period other comprehensive income (loss)		53	(5,190)	4,509
Balance		$ (17,174)	$ (17,227)	$ (12,037)

[1]	This reclassification relates to the amortization of prior service costs and gains/losses associated with the Company's SERP plan. This expense is reflected in other expense, net on the accompanying consolidated statement of operations.